Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares/Principal/ Contract Amounts		Value
Common Stocks– 0.3%
Software – 0.3%
Microsoft Corp((cost $142,214)	406	$128,195
Investment Companies– 0.8%
Exchange-Traded Funds (ETFs) – 0.8%
Vanguard Intermediate-Term Corporate Bond#	3,279	264,350
Vanguard Long-Term Corporate Bond#	696	49,848
Total Investment Companies (cost $310,160)		314,198
Commercial Paper– 84.0%
AES Corp/The, 0%, 11/8/23◊	$1,750,000	1,737,964
American Honda Finance Corp, 0%, 10/23/23◊	2,000,000	1,992,669
Brookfield Infrastructure Holdings Canada Inc, 0%, 11/1/23◊	600,000	596,929
Brookfield Infrastructure Holdings Canada Inc, 0%, 11/2/23◊	1,250,000	1,243,408
Cigna Group/The, 0%, 10/3/23 (Section 4(2))◊	250,000	249,849
Corp Andina de Fomento, 0%, 10/12/23 (Section 4(2))◊	1,250,000	1,247,596
Corp Andina de Fomento, 0%, 12/21/23 (Section 4(2))◊	700,000	691,232
Engie SA, 0%, 10/16/23 (Section 4(2))◊	1,900,000	1,895,196
Entergy Corp, 0%, 10/10/23 (Section 4(2))◊	2,000,000	1,996,672
First Abu Dhabi Bank PJSC, 0%, 10/16/23 (Section 4(2))◊	1,550,000	1,546,089
General Motors Financial Co Inc, 0%, 10/3/23 (Section 4(2))◊	1,150,000	1,149,299
General Motors Financial Co Inc, 0%, 10/25/23 (Section 4(2))◊	2,000,000	1,991,733
Global Payments Inc, 0%, 10/16/23◊	1,900,000	1,894,516
Harley Davidson Financial Services Inc, 0%, 11/9/23 (Section 4(2))◊	1,850,000	1,837,936
Humana Inc, 0%, 10/4/23 (Section 4(2))◊	750,000	749,415
Macquarie Bank Ltd, 0%, 11/1/23 (Section 4(2))◊	250,000	248,759
Mitsubishi HC Finance America LLC, 0%, 11/20/23◊	250,000	247,988
National Fuel Gas Co, 0%, 10/11/23◊	1,400,000	1,397,454
Nutrien Ltd, 0%, 11/2/23 (Section 4(2))◊	1,800,000	1,790,509
Oglethorpe Power Corp, 0%, 10/13/23 (Section 4(2))◊	1,500,000	1,496,798
Parker-Hannifin Corp, 0%, 11/28/23 (Section 4(2))◊	750,000	743,050
Southern California Edison Co, 0%, 1/4/24 (Section 4(2))◊	1,900,000	1,869,739
Sumitomo Mitsui Trust Bank Ltd/Singapore, 0%, 12/15/23 (Section 4(2))◊	600,000	593,001
VW Credit Inc, 0%, 10/18/23 (Section 4(2))◊	250,000	249,275
VW Credit Inc, 0%, 11/2/23 (Section 4(2))◊	850,000	845,541
Walgreens Boots Alliance Inc, 0%, 10/3/23 (Section 4(2))◊	1,850,000	1,848,792
Total Commercial Paper (cost $32,149,958)		32,151,409
U.S. Government Agency Notes– 0.8%
Federal Home Loan Bank Discount Note, 0%, 10/2/23◊((cost $299,870)	300,000	300,000
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	5,880	5,880
Time Deposits – 0.5%
Royal Bank of Canada, 5.3100%, 10/2/23	$192,580	192,580
Total Investments Purchased with Cash Collateral from Securities Lending (cost $198,460)		198,460
OTC Purchased Options – Puts– 0.3%
Counterparty/Reference Asset
Goldman Sachs:
Invesco QQQ Trust Series 1,
Notional amount $(1,950,804), premiums paid $24,300, unrealized appreciation $17,182, exercise price $365.00, expires 10/6/23*	54	41,482
J.P. Morgan:
Invesco QQQ Trust Series 1,
Notional amount $, premiums paid $18,444, unrealized appreciation $22,270, exercise price $365.00, expires 10/6/23*	53	40,714
Ishares Russell 2000 ETF,
Notional amount $(1,944,030), premiums paid $32,670, unrealized depreciation $(5,275), exercise price $171.00, expires 11/17/23*	110	27,395
Total OTC Purchased Options – Puts (premiums paid $75,414, unrealized appreciation $34,177)		109,591
Total Investments (total cost $33,176,076) – 86.7%		33,201,853
Cash, Receivables and Other Assets, net of Liabilities – 13.3%		5,078,066
Net Assets – 100%		$38,279,919

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$22,006,330	66.3%
Canada	3,630,846	10.9
Supranational	1,938,828	5.8
France	1,895,196	5.7
United Arab Emirates	1,546,089	4.7
Germany	1,094,816	3.3
Japan	840,989	2.5
Australia	248,759	0.8

Total	$33,201,853	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	$35∆	$-	$-	$5,880

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	747,843	(741,963)	5,880

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	10/26/23	870,000	$(964,695)	(44,027)
Morgan Stanley London FX:
Japanese Yen	10/26/23	184,040,000	(1,322,654)	(85,225)
Total				$(129,252)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3	12/29/23	$324,188	$(8,766)
10-Year Australian Bond	41	12/15/23	2,951,028	(74,742)
2 Year US Treasury Note	1	1/4/24	202,711	(445)
5 Year US Treasury Note	27	1/4/24	2,844,703	(13,656)
Amsterdam Index	5	10/20/23	771,951	(8,810)
CAC40 10 Euro	7	10/20/23	529,192	(8,780)
DAX Index	1	12/15/23	410,315	(9,669)
E-Mini Russel 2000	15	12/15/23	1,348,950	(53,336)
Euro-Bund	1	12/11/23	135,986	(3,578)
Euro-Buxl	3	12/11/23	388,042	(30,767)
Euro-OAT	1	12/11/23	130,235	(3,844)
FTSE 100 Index	26	12/15/23	2,433,040	25,117
FTSE/MIB Index	3	12/15/23	448,471	(5,444)
IBEX 35 Index	10	10/20/23	997,907	(3,710)
MSCI Emerging Markets Index	72	12/18/23	3,439,800	(117,000)
NASDAQ 100 E-Mini	9	12/15/23	2,675,970	(144,884)
NASDAQ 100 E-Mini	15	12/15/23	445,995	(24,140)
NIKKEI 225 Mini	168	12/8/23	3,582,171	(110,700)
OMXS30 Index	37	10/20/23	731,734	(7,259)
S&P 500 E-Mini	18	12/15/23	3,892,950	(190,595)
S&P/TSX 60 Index	8	12/15/23	1,385,818	(44,857)
SPI 200	25	12/21/23	2,846,808	(63,706)
Ultra Long Term US Treasury Bond	1	12/29/23	118,688	(8,875)
US Treasury Long Bond	1	12/29/23	113,781	(3,031)
Total				$(915,477)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Goldman Sachs:

Invesco QQQ Trust Series 1	54	395.00	USD	10/6/23	$(1,950,804)	$2,700	$2,692	$(8)
						2,700	2,692	(8)

J.P. Morgan:

Invesco QQQ Trust Series 1	53	395.00	USD	10/6/23	0	4,081	4,074	(7)
Ishares Russell 2000 ETF	110	192.00	USD	11/17/23	(1,944,030)	6,490	70	(6,420)
						10,571	4,144	(6,427)
Total - Written Call Options						13,271	6,836	(6,435)

Written Put Options:

Goldman Sachs:

Invesco QQQ Trust Series 1	54	355.00	USD	10/6/23	1,950,804	13,500	494	(13,006)
						13,500	494	(13,006)

J.P. Morgan:

Invesco QQQ Trust Series 1	53	355.00	USD	10/6/23	0	9,275	(3,490)	(12,765)
Ishares Russell 2000 ETF	110	162.00	USD	11/17/23	1,944,030	14,630	2,825	(11,805)
						23,905	(665)	(24,570)
Total - Written Put Options						37,405	(171)	(37,576)
Total OTC Written Options						$50,676	$6,665	$(44,011)

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

Goldman Sachs International:

0	GSVLTYI1 Index(1)	Quarterly	8/26/24	559,429	USD	$13,335

(1) The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Total Return Basket Components
Component Description	Number of Contracts	Notional Amount	Value	% of Custom Basket
6-7-Year U.S. Treasury Futures Call Option, exercise price $108.750, expiration date 10/6/23	(1.1819)	$ (118,189)	$ (1,047)	5.09%
6-7-Year U.S. Treasury Futures Call Option, exercise price $109, expiration date 10/6/23	(1.1819)	(118,189)	(666)	5.09%
6-7-Year U.S. Treasury Futures Call Option, exercise price $109.25, expiration date 10/6/23	(1.1819)	(118,189)	(476)	5.09%
6-7-Year U.S. Treasury Futures Put Option, exercise price $107.25, expiration date 10/6/23	(1.1819)	(118,189)	(857)	5.09%
6-7-Year U.S. Treasury Futures Put Option, exercise price $107.50 expiration date 10/6/23	(1.1819)	(118,189)	(1,237)	5.09%
6-7-Year U.S. Treasury Futures Call Option, exercise price $108.250, expiration date 10/6/23	(1.1142)	(111,421)	(1,884)	4.80%
6-7-Year U.S. Treasury Futures Call Option, exercise price $108.50, expiration date 10/6/23	(1.1142)	(111,421)	(1,346)	4.80%

Component Description (continued)	Number of Contracts	Notional Amount	Value	% of Custom Basket
6-7-Year U.S. Treasury Futures Put Option, exercise price $106.50, expiration date 10/6/23	(1.1142)	$ (111,421)	$ (269)	4.80%
6-7-Year U.S. Treasury Futures Put Option, exercise price $106.75, expiration date 10/6/23	(1.1142)	(111,421)	(359)	4.80%
6-7-Year U.S. Treasury Futures Put Option, exercise price $107, expiration date 10/6/23	(1.1142)	(111,421)	(538)	4.80%
6-7-Year U.S. Treasury Futures Call Option, exercise price $108, expiration date 10/6/23	(0.9953)	(99,532)	(2,324)	4.28%
6-7-Year U.S. Treasury Futures Put Option, exercise price $107.75, expiration date 10/6/23	(0.9489)	(94,889)	(1,375)	4.08%
2-Year U.S. Treasury Futures Call Option, exercise price $107.75, expiration date 10/4/23	(0.8189)	(81,890)	(2,176)	3.52%
2-Year U.S. Treasury Futures Call Option, exercise price $108, expiration date 10/4/23	(0.8189)	(81,890)	(1,583)	3.52%
2-Year U.S. Treasury Futures Call Option, exercise price $108.25, expiration date 10/4/23	(0.8189)	(81,890)	(1,055)	3.52%
2-Year U.S. Treasury Futures Call Option, exercise price $108.50, expiration date 10/4/23	(0.8189)	(81,890)	(725)	3.52%
2-Year U.S. Treasury Futures Call Option, exercise price $108.75, expiration date 10/4/23	(0.8189)	(81,890)	(462)	3.52%
2-Year U.S. Treasury Futures Call Option, exercise price $109, expiration date 10/4/23	(0.8189)	(81,890)	(264)	3.52%
2-Year U.S. Treasury Futures Put Option, exercise price $106.75, expiration date 10/4/23	(0.8189)	(81,890)	(132)	3.52%
2-Year U.S. Treasury Futures Put Option, exercise price $107, expiration date 10/4/23	(0.8189)	(81,890)	(198)	3.52%
2-Year U.S. Treasury Futures Put Option, exercise price $107.25, expiration date 10/4/23	(0.8189)	(81,890)	(330)	3.52%
2-Year U.S. Treasury Futures Put Option, exercise price $107.50, expiration date 10/4/23	(0.8189)	(81,890)	(528)	3.52%
6-7-Year U.S. Treasury Futures Call Option, exercise price $107.75, expiration date 10/6/23	(0.8046)	(80,458)	(2,462)	3.46%
2-Year U.S. Treasury Futures Put Option, exercise price $107.75, expiration date 10/4/23	(0.5501)	(55,006)	(576)	2.37%
6-7-Year U.S. Treasury Futures Call Option, exercise price $109.50, expiration date 10/6/23	(0.3773)	(37,731)	(91)	1.62%
6-7-Year U.S. Treasury Futures Call Option, exercise price $109.75, expiration date 10/6/23	(0.3773)	(37,731)	(61)	1.62%
6-7-Year U.S. Treasury Futures Put Option, exercise price $108, expiration date 10/6/23	(0.3773)	(37,731)	(760)	1.62%
2-Year U.S. Treasury Futures Call Option, exercise price $107.50, expiration date 10/4/23	(0.2688)	(26,884)	(953)	1.16%
2-Year U.S. Treasury Futures Call Option, exercise price $109, expiration date 10/4/23	(0.2688)	(26,884)	(22)	1.16%
2-Year U.S. Treasury Futures Put Option, exercise price $106.50, expiration date 10/4/23	(0.2688)	(26,884)	(43)	1.16%
6-7-Year U.S. Treasury Futures Call Option, exercise price $107.50, expiration date 10/6/23	(0.2330)	(23,300)	(919)	1.00%
6-7-Year U.S. Treasury Futures Put Option, exercise price $106, expiration date 10/6/23	(0.2330)	(23,300)	(38)	1.00%
6-7-Year U.S. Treasury Futures Put Option, exercise price $106.25, expiration date 10/6/23	(0.2330)	(23,300)	(38)	1.00%
6-7-Year U.S. Treasury Futures Call Option, exercise price $110, expiration date 10/6/23	(0.1866)	(18,657)	(15)	0.80%
6-7-Year U.S. Treasury Futures Put Option, exercise price $108.25, expiration date 10/6/23	(0.1866)	(18,657)	(496)	0.80%
6-7-Year U.S. Treasury Futures Call Option, exercise price $110.25, expiration date 10/6/23	(0.0677)	(6,768)	(5)	0.29%
6-7-Year U.S. Treasury Futures Put Option, exercise price $108.50, expiration date 10/6/23	(0.0677)	(6,768)	(234)	0.29%
6-7-Year U.S. Treasury Futures Put Option, exercise price $108.75, expiration date 10/6/23	(0.0677)	(6,768)	(300)	0.29%
10-Year U.S. Treasury Futures, expiration date 12/19/23	2.7256	294,533	59,827	-12.68%

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$1,899,994
Average amounts sold - in USD	400,841
Futures contracts:
Average notional amount of contracts - long	36,523,081
Options:
Average value of option contracts purchased	38,664
Average value of option contracts written	24,886
Total return swaps:
Average notional amount	279,714

Notes to Schedule of Investments (unaudited)

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended September 30, 2023 is $23,040,481, which represents 60.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$128,195	$-	$-
Investment Companies	314,198	-	-
Commercial Paper	-	32,151,409	-
U.S. Government Agency Notes	-	300,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	198,460	-
OTC Purchased Options – Puts	-	109,591	-
Total Investments in Securities	$442,393	$32,759,460	$-
Other Financial Instruments(a):
OTC Swaps	-	13,335	-
Futures Contracts	25,117	-	-
Total Assets	$467,510	$32,772,795	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$129,252	$-
Futures Contracts	940,594	-	-
Options Written, at Value	-	44,011	-
Total Liabilities	$940,594	$173,263	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70256 11-23